LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 3) $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Assets before allowances	$ 27,725,914
Distribution percentage	100.00%
Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 14,071,327
Distribution percentage	50.75%
Commercial Loans [Member] | Manufacturing [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 1,218,232
Distribution percentage	4.39%
Commercial Loans [Member] | Mining [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 302,037
Distribution percentage	1.09%
Commercial Loans [Member] | Electricity, Gas and Water [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 336,048
Distribution percentage	1.21%
Commercial Loans [Member] | Agriculture and Livestock [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 1,114,597
Distribution percentage	4.02%
Commercial Loans [Member] | Forest [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 98,941
Distribution percentage	0.36%
Commercial Loans [Member] | Fishing [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 215,994
Distribution percentage	0.78%
Commercial Loans [Member] | Transportation And Telecom [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 697,948
Distribution percentage	2.52%
Commercial Loans [Member] | Communications [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 168,744
Distribution percentage	0.61%
Commercial Loans [Member] | Construction [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 1,977,417
Distribution percentage	7.13%
Commercial Loans [Member] | Commerce Industry [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 3,294,555
Distribution percentage	11.88%
Commercial Loans [Member] | Services [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 467,747
Distribution percentage	1.69%
Commercial Loans [Member] | Other [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 4,179,067
Distribution percentage	15.07%
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 9,096,895
Distribution percentage	32.81%
Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 4,557,692
Distribution percentage	16.43%
Domestic Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	$ 27,563,229
Domestic Loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	13,908,642
Domestic Loans [Member] | Commercial Loans [Member] | Manufacturing [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,218,232
Domestic Loans [Member] | Commercial Loans [Member] | Mining [Member]
Disclosure of financial assets [line items]
Assets before allowances	302,037
Domestic Loans [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member]
Disclosure of financial assets [line items]
Assets before allowances	336,048
Domestic Loans [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,114,597
Domestic Loans [Member] | Commercial Loans [Member] | Forest [Member]
Disclosure of financial assets [line items]
Assets before allowances	98,941
Domestic Loans [Member] | Commercial Loans [Member] | Fishing [Member]
Disclosure of financial assets [line items]
Assets before allowances	215,994
Domestic Loans [Member] | Commercial Loans [Member] | Transportation And Telecom [Member]
Disclosure of financial assets [line items]
Assets before allowances	697,948
Domestic Loans [Member] | Commercial Loans [Member] | Communications [Member]
Disclosure of financial assets [line items]
Assets before allowances	168,744
Domestic Loans [Member] | Commercial Loans [Member] | Construction [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,977,417
Domestic Loans [Member] | Commercial Loans [Member] | Commerce Industry [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,131,870
Domestic Loans [Member] | Commercial Loans [Member] | Services [Member]
Disclosure of financial assets [line items]
Assets before allowances	467,747
Domestic Loans [Member] | Commercial Loans [Member] | Other [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,179,067
Domestic Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	9,096,895
Domestic Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,557,692
Foreign Interbank Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	162,685
Foreign Interbank Loans [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	162,685
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Manufacturing [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Mining [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Forest [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Fishing [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Transportation And Telecom [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Communications [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Construction [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Commerce Industry [Member]
Disclosure of financial assets [line items]
Assets before allowances	162,685
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Services [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial Loans [Member] | Other [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances